Right of use assets and Lease liabilities (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Right Of Use Assets And Lease Liabilities
Current lease liabilities	$ 9,689,870	$ 9,451,551
Non-current lease liabilities	42,232,779	39,782,317
Total Current Lease Liabilities	9,689,870	9,451,551
Total Non Current Lease Liabilities	$ 42,232,779	$ 39,782,317